        As filed with the Securities and Exchange Commission on January 31,
        2001

                                             1933 Act Registration No. 333-94065
                                             1940 Act Registration No. 811-09745

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                                                                   -


                     Pre-Effective Amendment No  _____ [_]
                 Post-Effective Amendment No.   1    [X]
                                                -----

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                                                       -

                          Amendment No.  4   [X]
                                       ----- ---

                      MITCHELL HUTCHINS SECURITIES TRUST
              (Exact name of registrant as specified in charter)
                              51 West 52nd Street
                        New York, New York 10019-6114
                   (Address of principal executive offices)

      Registrant's telephone number, including area code: (212) 713-2000



                             AMY R. DOBERMAN, ESQ.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                        New York, New York  10019-6028
                    (Name and address of agent for service)


                                  Copies to:
                            ELINOR W. GAMMON, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                 Second Floor
                         Washington, D.C.  20036-1800
                           Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective:
[_] Immediately upon filing pursuant to Rule 485(b)
[X] On February 1, 2001 pursuant to Rule 485(b)
[_] 60 days after filing pursuant to Rule 485(a)(1)
[_] On      pursuant to Rule 485(a)(1)
[_] 75 days after filing pursuant to Rule 485(a)(2)
[_] On ________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Enhanced S&P 500 Fund and PaineWebber Enhanced Nasdaq-100 Fund.

PaineWebber
Enhanced S&P 500 Fund

PaineWebber
Enhanced Nasdaq-100 Fund


                          ---------------------------

                                   PROSPECTUS

                             FEBRUARY 1, 2001

                          ---------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares in two of PaineWebber's stock funds. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


                                   CONTENTS

                                   THE FUNDS

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                              PaineWebber Enhanced S&P 500 Fund

What every investor should know about the funds

                 3   Investment Objective, Strategies and Risks
                 5   Expenses and Fee Tables

                              PaineWebber Enhanced Nasdaq-100 Fund

                 6   Investment Objective, Strategies and Risks
                 8   Expenses and Fee Tables
                 9   More About Risks and Investment Strategies

                                YOUR INVESTMENT

     ----------------------------------------------------------------

Information for managing your fund account

                 11   Managing Your Fund Account
                      --Flexible Pricing
                      --Buying Shares
                      --Selling Shares
                      --Exchanging Shares
                      --Pricing and Valuation

                            ADDITIONAL INFORMATION

     ----------------------------------------------------------------

Additional important information about the funds

                17    Management
                19    Dividends and Taxes
                20    Financial Highlights
                22    Appendix

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Where to learn more about PaineWebber mutual funds

                Back
                Cover

                         The funds are not complete or
                         balanced investment programs.


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                               Prospectus Page 2

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                       PaineWebber Enhanced S&P 500 Fund


                       PAINEWEBBER ENHANCED S&P 500 FUND

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by using its sub-adviser's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index"). The fund normally invests in approximately 250 to 400 stocks and weights its holdings of individual stocks based on its sub-adviser's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The fund seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the fund gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so.

The fund may invest in U.S. dollar denominated foreign securities that are included in S&P 500 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-adviser. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments different factors can become more or less significant; and

 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that relative rankings of the stocks in the S&P 500 Index may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

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                               Prospectus Page 3

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                       PaineWebber Enhanced S&P 500 Fund

 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

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                               Prospectus Page 4

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                       PaineWebber Enhanced S&P 500 Fund



                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................      3%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       3%   0.65%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.40%   0.40%   0.40%   0.40%
Distribution and/or Service (12b-1) Fees.......  0.25    0.65    0.65    None
Other Expenses*................................  3.64    3.83    3.83    3.83
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  4.29%   4.88%   4.88%   4.23%
                                                 ====    ====    ====    ====
Expense Reimbursements**.......................  3.31    3.50    3.50    3.50
                                                 ----    ----    ----    ----
Net Expenses**.................................  0.98%   1.38%   1.38%   0.73%
                                                 ====    ====    ====    ====

-------
* "Other Expenses" are based on estimated amounts for the current fiscal year.

** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $397  $1,269
Class B (assuming sale of all shares at end of period)...........   441   1,353
Class B (assuming no sale of shares).............................   141   1,153
Class C (assuming sale of all shares at end of period)...........   206   1,153
Class C (assuming no sale of shares).............................   141   1,153
Class Y..........................................................    75     963

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                               Prospectus Page 5

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                      PaineWebber Enhanced Nasdaq-100 Fund


                      PAINEWEBBER ENHANCED NASDAQ-100 FUND

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the Nasdaq-100 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by following its sub-adviser's proprietary enhanced Nasdaq-100 strategy to invest primarily in a selection of common stocks that are included in the Nasdaq-100 Index(R) ("Nasdaq-100 Index"). The fund normally invests in a majority of the stocks in the Nasdaq-100 Index and weights its holdings of individual stocks based on its sub-adviser's proprietary enhanced Nasdaq-100 strategy. Compared to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.

The fund seeks to control the risk of its portfolio by maintaining a general correlation between its performance and the performance of the Nasdaq-100 Index over time, but does not expect to maintain as close a correlation as Enhanced S&P 500 Fund does to its benchmark index. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so. As of December 31, 2000, approximately 73% of the value of the stocks currently in the Nasdaq-100 Index were in the technology sector, and the fund expects that its investments will reflect a similar concentration in the technology sector.

The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the Nasdaq-100 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-adviser. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments different factors can become more or less significant; and

 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced Nasdaq-100 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that relative rankings of the stocks in the Nasdaq-100 Index may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

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                               Prospectus Page 6

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                              -------------------
                      PaineWebber Enhanced Nasdaq-100 Fund

 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

 . Technology Sector Risk -- The price performance of the Nasdaq-100 Index and the price of the funds's shares may be more volatile when compared to other broad-based stock indices because of their concentration in the technology sector. In addition, the fund is more susceptible to the risks that are associated with that sector than a fund with a braoder range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

 . Single Issuer Concentration Risk -- Because the fund is non-diversified, it can invest more of its assets in a single isssuer than a diversified fund can and expects to do so as needed generally to follow the Nasdaq-100 Index. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

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                               Prospectus Page 7

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                      PaineWebber Enhanced Nasdaq-100 Fund



                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER Transaction Expenses (fees paid directly from your investment)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.75%   0.75%   0.75%   0.75%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses*................................  1.07    1.07    1.07    1.27
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  2.07%   2.82%   2.82%   2.02%
                                                 ====    ====    ====    ====
Expense Reimbursements**.......................  0.79    0.79    0.79    0.99
                                                 ----    ----    ----    ----
Net Expenses**.................................  1.28%   2.03%   2.03%   1.03%
                                                 ====    ====    ====    ====

-------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $575  $  997
Class B (assuming sale of all shares at end of period)...........   706   1,099
Class B (assuming no sale of shares).............................   206     799
Class C (assuming sale of all shares at end of period)...........   306     799
Class C (assuming no sale of shares).............................   206     799
Class Y..........................................................   105     538

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                               Prospectus Page 8

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PaineWebber Enhanced S&P 500 Fund      PaineWebber Enhanced Nasdaq-100 Fund



                  More About Risks And Investment Strategies

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PRINCIPAL RISKS

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock.

DSI Proprietary Strategy Risk. By using DSI's proprietary strategies, each fund seeks to outperform the total return of its benchmark index and to maintain a correlation between the fund's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting a portfolio for a fund that outperforms the total return of its benchmark index. As a result, a fund may not achieve its investment objective and may even underperform relative to its benchmark index. A fund's performance also may deviate from that of its benchmark index due to the daily cash flows to which each fund is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, each fund must pay fees and expenses that are not borne by an index.

Technology Sector Risk. Enhanced Nasdaq-100 Fund expects to invest in the stocks of companies in the technology sector as necessary generally to reflect the Nasdaq-100 Index's concentration in this sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments. As of December 31, 2000, approximately 73% of the value of the stocks underlying the Nasdaq-100 Index was represented by companies in the technology sector, which has shown relatively high volatility in price performance. As a result, both the price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices. In addition, the fund's performance will be more adversely affected by unfavorable developments in the technology industry than if it had a broader range of investments. Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

Single Issuer Concentration Risk. Enhanced Nasdaq-100 Fund is non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. The fund expects to invest more than 5% of its total assets in the securities of specific companies as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of December 31, 2000 were as follows: Cisco Systems, Inc. (6.35%) and Microsoft Corporation (5.15%). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.

Derivatives Risk. The value of "derivatives"--so called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's

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                               Prospectus Page 9

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PaineWebber Enhanced S&P 500 Fund      PaineWebber Enhanced Nasdaq-100 Fund

use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

Foreign Investing Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Portfolio Turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's distributions may have on shareholders.

MORE INFORMATION ABOUT THE BENCHMARK INDICES

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the fund. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Mitchell Hutchins.

The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic or international companies listed on the National Market tier of The Nasdaq Stock Market, Inc. ("Nasdaq"). Listing criteria for companies listed on the Nasdaq-100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq-100 Index was created in 1985. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation regarding the advisability of investing in the fund. Nasdaq-100(R) and Nasdaq-100 Index(R) and Nasdaq(R) are trade or service marks of Nasdaq and have been licensed for use by Mitchell Hutchins.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


                                YOUR INVESTMENT

                          MANAGING YOUR FUND ACCOUNT

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FLEXIBLE PRICING

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables. ENHANCED S&P 500 FUND--CLASS A SALES CHARGES

                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE*
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      3.00%            3.09%                       2.75%
$50,000 to $99,999......      2.50             2.56                        2.25
$100,000 to $249,999....      2.00             2.04                        1.75
$250,000 to $499,999....      1.50             1.52                        1.25
$500,000 to $999,999....      1.25             1.27                        1.00
$1,000,000 and over
 (1)....................      None             None                        0.50(2)

ENHANCED NASDAQ-100 FUND--CLASS A SALES CHARGES

                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      4.50%            4.71%                       4.25%
$50,000 to $99,999......      4.00             4.17                        3.75
$100,000 to $249,999....      3.50             3.63                        3.25
$250,000 to $499,999....      2.50             2.56                        2.25
$500,000 to $999,999....      1.75             1.78                        1.50
$1,000,000 and over
 (1)....................      None             None                        1.00(2)

-------

(1) A contingent deferred sales charge of 1% (0.50% for Enhanced S&P 500 Fund) of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the Fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% (0.50% for Enhanced S&P 500 Fund) to the dealer.

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                              Prospectus Page 11

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 . your spouse, parents or children under age 21;

 . your Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . a company that you control;

 . a trust that you created;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge for Class A shares if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

 --you were the Financial Advisor's client at the competing brokerage firm;

 --within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 --you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

 . Are a participant in the PaineWebber Members OnlySM Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

 . Acquire these shares through a PaineWebber InsightOneSM Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

ENHANCED S&P 500 FUND

                                                         PERCENTAGE BY WHICH THE
IF YOU SELL                                                 SHARES' NET ASSET
SHARES WITHIN:                                            VALUE IS MULTIPLIED:
--------------                                           -----------------------
1st year since purchase.................................             3%
2nd year since purchase.................................             3
3rd year since purchase.................................             2
4th year since purchase.................................             2
5th year since purchase.................................             1
6th year since purchase.................................             1
7th year since purchase.................................          None

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

ENHANCED NASDAQ-100 FUND

                                                         PERCENTAGE BY WHICH THE
IF YOU SELL                                                 SHARES' NET ASSET
SHARES WITHIN:                                            VALUE IS MULTIPLIED:
--------------                                           -----------------------
1st year since purchase.................................             5%
2nd year since purchase.................................             4
3rd year since purchase.................................             3
4th year since purchase.................................             2
5th year since purchase.................................             2
6th year since purchase.................................             1
7th year since purchase.................................          None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

Class B Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement;

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship;

 . The shares are held in trust and the death of the trustee requires liquidation of the trust; or

 . The shares are sold in connection with a transfer from an existing
  PaineWebber mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 0.65% for Enhanced S&P 500 Fund and 1% for Enhanced Nasdaq-100 Fund. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying the applicable percentage by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Class C Sales Charge Waivers. You may be eligible to sell your shares without paying a contingent deferred sales charge if:

 . You are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 eligible employees or less than $1 million in assets; or

 . The shares are sold in connection with a transfer from an existing
  PaineWebber mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACESM Multi Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you wish to invest in other PaineWebber funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
--------------------
 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber and Correspondent Firm Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

Other Investors. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 . Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time, subject to any required notice.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A or Class C shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value debt securities that will mature in 60 days or less.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                                  Management

-------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser and administrator for each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is a wholly owned indirect subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On December 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $60.1 billion.

DSI International Management, Inc., also a wholly owned asset management subsidiary of PaineWebber Incorporated, is the sub-adviser for each fund. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of December 31, 2000, DSI had over $5.4 billion in assets under management. Although DSI has been in the investment advisory business since 1988, it has not previously advised mutual funds.

PORTFOLIO MANAGER

DSI uses a team approach in its quantitative management of each fund's portfolio.

ADVISORY FEES

The funds pay fees to Mitchell Hutchins for its advisory and administration services at the following annual contract rates, expressed as a percentage of a fund's average daily net assets.

Enhanced S&P 500 Fund..................................................... 0.40%
Enhanced Nasdaq-100 Fund.................................................. 0.75%

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


ENHANCED S&P 500 FUND--ADDITIONAL INFORMATION ABOUT DSI

Performance information relating to DSI's proprietary enhanced S&P 500 strategy and the S&P 500 Index is set forth below. There is no comparable prior account performance for Enhanced Nasdaq-100 Fund.

Although Enhanced S&P 500 Fund is new and has no performance information to include in this prospectus, DSI will adhere to its proprietary enhanced S&P 500 strategy in selecting the fund's investments. The composite performance results for all private accounts with discretionary authority managed by DSI using this strategy since October 1, 1996 are provided in the bar chart and table below. These returns assume that all dividends have been reinvested. Because the private accounts and Enhanced S&P 500 Fund invest primarily in stocks included in the S&P 500 Index, returns for the S&P 500 Index also are shown. The S&P 500 Index is an unmanaged index of equity securities that is a measure of the U.S. stock market performance. While the total returns for the S&P 500 Index reflect the reinvestment of dividends, they do not reflect any sales charges or expenses, nor do they reflect transaction costs.

This performance information does not represent historical performance of Enhanced S&P 500 Fund, should not be considered a substitute for the fund's performance and should not be interpreted as predicting the fund's future performance. The private accounts have investment objectives, policies and investment strategies that are substantially similar to those of the fund. However, private accounts are not subject to certain investment and tax law limitations that are imposed on registered investment companies. These limitations are applicable to the fund and could cause its performance to be lower than that of similarly managed private accounts.

The performance information used in the following tables was obtained from the records maintained by DSI and adjusted by Mitchell Hutchins to reflect the estimated fees and expenses of Enhanced S&P 500 Fund.

BAR CHART: Composite Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy and Annual Total Returns of S&P 500 Index


                                    [GRAPH]

            DSI Composite Annual Total                 Annual Total Returns
           Returns of Similar Accounts*                  of S&P 500 Index
1997                34.46%                                   33.35%
1998                29.40%                                   28.58%
1999                20.14%                                   21.04%

-------
* The bar chart shows the effect on the Composite Annual Returns of Similar Accounts of the estimated annual expenses a Class A shareholder is expected to pay each year. The returns for the other classes of shares offered by the fund would differ because those classes do not have the same expenses. The bar chart does not reflect the effect of sales charges. If it did, the total returns shown would be lower.

TABLE: Composite Average Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy (adjusted to show the maximum sales load and estimated annual expenses of each class of shares) and Average Annual Total Returns of S&P 500 Index**

  DSI COMPOSITE AVERAGE ANNUAL
TOTAL
RETURNS OF SIMILAR ACCOUNTS AS
OF 12/31/00                      CLASS A CLASS B CLASS C CLASS Y S&P 500 INDEX
------------------------------   ------- ------- ------- ------- -------------
One Year........................     %       %       %       %      (9.10)%
Life (since 10/1/96)............     %       %       %       %       18.32%

-------
** The composite average annual total returns in the table reflects both maximum sales charges for the fund's Class A, B and C shares and the estimated annual expenses the shareholders of Class A, B, C and Y shares are expected to pay each year.

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                              Dividends and Taxes

-------------------------------------------------------------------------------


DIVIDENDS

The funds normally declare and pay dividends, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will be comprised primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Each fund will tell you annually how you should treat its dividends for tax purposes.

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PaineWebber Enhanced S&P 500 Fund
                                      PaineWebber Enhanced Nasdaq-100 Fund

                           Financial Highlights

-------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with funds' financial statements, are included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                             ENHANCED S&P 500 FUND
                          -----------------------------------------------------------------------
                           FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                          -----------------------------------------------------------------------
                            CLASS A          CLASS B          CLASS C          CLASS Y
                          -------------    -------------    -------------    -------------
Net asset value,
 beginning of period....        $10.00           $10.00           $10.00           $10.00
                          ------------     ------------     ------------     ------------
Net investment income
 (loss).................          0.01            (0.01)           (0.01)            0.01
Net realized and
 unrealized losses from
 investments............         (0.32)           (0.31)           (0.31)           (0.30)
                          ------------     ------------     ------------     ------------
Net decrease from
 investment operations..         (0.31)           (0.32)           (0.32)           (0.29)
                          ------------     ------------     ------------     ------------
Net asset value, end of
 period.................  $       9.69           $ 9.68           $ 9.68           $ 9.71
                          ============     ============     ============     ============
Total investment
 return(1)..............         (3.10)%          (3.20)%          (3.20)%          (2.90)%
                          ============     ============     ============     ============
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........        $8,197           $7,735           $3,954     $        615
Expenses to average net
 assets, net of waivers
 from adviser...........          0.98%*           1.38%*           1.38%*           0.73%*
Expenses to average net
 assets, before waivers
 from adviser...........          4.29%*           4.88%*           4.88%*           4.23%*
Net investment income
 (loss) to average net
 assets,
 net of waivers from
 adviser................          0.24%*          (0.20)%*         (0.21)%*          0.41%*
Net investment loss to
 average net assets,
 before waivers from
 adviser................         (3.05)%*         (3.70)%*         (3.71)%*         (3.09)%*
Portfolio turnover......            74%              74%              74%              74%

-------

*Annualized

+Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.


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PaineWebber Enhanced S&P 500 Fund
                                      PaineWebber Enhanced Nasdaq-100 Fund

                                            ENHANCED NASDAQ-100 FUND
                          -------------------------------------------------------------------
                           FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                          -------------------------------------------------------------------
                            CLASS A         CLASS B         CLASS C         CLASS Y
                          -------------   -------------   -------------   -------------
Net asset value,
 beginning of period....  $      10.00    $      10.00    $      10.00         $ 10.00
                          ------------    ------------    ------------    ------------
Net investment loss.....         (0.04)          (0.06)          (0.06)          (0.03)
Net realized and
 unrealized losses from
 investments............         (0.13)          (0.14)          (0.14)          (0.13)
                          ------------    ------------    ------------    ------------
Net decrease from
 investment operations..         (0.17)          (0.20)          (0.20)          (0.16)
                          ------------    ------------    ------------    ------------
Net asset value, end of
 period.................  $       9.83    $       9.80    $       9.80    $       9.84
                          ============    ============    ============    ============
Total investment
 return(1)..............         (1.70)%         (2.00)%         (2.00)%         (1.60)%
                          ============    ============    ============    ============
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........       $25,301         $37,714         $24,012    $1,740
Expenses to average net
 assets, net of waivers
 from adviser...........          1.28%*          2.03%*          2.03%*          1.03%*
Expenses to average net
 assets, before waivers
 from adviser...........          2.07%*          2.82%*          2.82%*          2.02%*
Net investment loss to
 average net assets,
 net of waivers from
 adviser................         (1.25)%*        (2.00)%*        (2.00)%*        (1.00)%*
Net investment loss to
 average net assets,
 before waivers from
 adviser................         (2.04)%*        (2.79)%*        (2.79)%*        (1.99)%*
Portfolio turnover......             5%              5%              5%              5%

-------

*Annualized

+Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.


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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                                   Appendix

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ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Mitchell Hutchins or the fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to Mitchell Hutchins or the fund. S&P has no obligation to take the needs of Mitchell Hutchins or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the fund or the marketing or sale of the fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION CONCERNING THE NASDAQ-100 INDEX. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the fund. The Corporations make no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the fund or Mitchell Hutchins is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the fund or Mitchell Hutchins. Nasdaq has no obligation to take the needs of Mitchell Hutchins or the shareholders of the fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the fund's shares.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY MITCHELL HUTCHINS, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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                              Prospectus Page 22

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


TICKER SYMBOL:           Enhanced S&P 500 Fund Class:    A: None
                                                         B: None
                                                         C: None
                                                         Y: None
                         Enhanced Nasdaq-100 Fund Class: A: PWNAX
                                                         B: PWNBX
                                                         C: PWNCX
                                                         Y: None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual report and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

 . For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 . Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov


Mitchell Hutchins Securities Trust
--PaineWebber Enhanced S&P 500 Fund
--PaineWebber Enhanced Nasdaq-100 Fund
Investment Company Act File No. 811-09745

(C) 2001 PaineWebber Incorporated. All rights reserved.

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                       PaineWebber Enhanced S&P 500 Fund
                     PaineWebber Enhanced Nasdaq-100 Fund
                              51 West 52nd Street
                         New York, New York 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

   PaineWebber Enhanced S&P 500 Fund is a diversified series of Mitchell Hutchins Securities Trust ("Trust") and PaineWebber Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust.

   Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset managment subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the investment adviser, administrator and distributor for each fund. Mitchell Hutchins has appointed an affiliated investment adviser, DSI International Management, Inc. ("DSI" or "sub-adviser"), to serve as sub-adviser for each fund's investments. As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the dealer for the sale of fund shares.

   Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report without charge by calling toll-free 1-800-647-1568.

   This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated February 1, 2001. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated February 1, 2001.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
    The Funds and Their Investment Policies..............................    2
    The Funds' Investments, Related Risks and Limitations................    3
    Strategies Using Derivative Instruments..............................    9
    Organization of the Trust; Trustees and Officers; Principal Holders
     and Management Ownership of Securities..............................   16
    Investment Advisory, Administration and Distribution Arrangements....   24
    Portfolio Transactions...............................................   29
    Reduced Sales Charges, Additional Exchange and Redemption Information
     and Other Services..................................................   32
    Valuation of Shares..................................................   38
    Performance Information..............................................   38
    Taxes................................................................   41
    Other Information....................................................   43
    Financial Statements.................................................   44

                    THE FUNDS AND THEIR INVESTMENT POLICIES

   Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

   ENHANCED S&P 500 FUND has an investment objective of higher total return over the long term than the S&P 500 Index. The fund seeks to achieve its objective by investing primarily in a selection of common stocks that are included in the S&P 500 Index and weights its holdings of individual stocks based on its sub-adviser's proprietary enhanced S&P 500 strategy. The fund normally invests in approximately 250 to 400 stocks. Relative to the stock weightings in the S&P 500 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Index.

   The fund seeks to control the risk of its portfolio by maintaining an overall close correlation of at least 95% between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this close correlation, the fund gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.

   DSI monitors the fund's performance relative to the S&P 500 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings.

   Under normal circumstances, the fund invests at least 65% of its total assets in common stocks that are included in the S&P 500 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the fund may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The fund may invest in U.S. dollar denominated foreign securities that are included in the S&P 500 Index and traded on U.S. exchanges or in the U.S. over-the-counter market.

   The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. The costs associated with borrowing may reduce the fund's net income. The fund also may invest in securities of other investment companies and may sell securities short "against the box."

   ENHANCED NASDAQ-100 Fund has an investment objective of higher total return over the long term than the Nasdaq-100 Index. The fund seeks to achieve its objective by investing primarily in the common stocks that are included in the Nasdaq-100 Index and weighting its holdings of individual stocks based on its sub-adviser's proprietary enhanced Nasdaq-100 strategy. The fund normally invests in a majority of the stocks in the Nasdaq-100 Index. Relative to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Index.

   The fund seeks to control the risk of its portfolio by maintaining a general correlation of at least 90% between its performance and the performance of the Nasdaq-100 Index over time, with a relatively low tracking error. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.

   DSI monitors the fund's performance relative to the Nasdaq-100 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings. If the Nasdaq-100 Index concentrates in a particular industry sector, the fund also will concentrate its assets in that sector. If the Nasdaq-100 Index ceases to concentrate in a particular industry sector, DSI would rebalance the fund's assets so that it also would cease to concentrate in that sector. The fund also expects to invest more than 5% of its total assets in the stocks of specific companies as needed generally to follow the weightings of those stocks in the Nasdaq-100 Index. The fund would not do so, however, if the investment would cause it to fail to qualify as a regulated investment company under the Internal Revenue Code.

   Under normal circumstances, the fund invests at least 65% of its total assets in common stocks that are included in the Nasdaq-100 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the fund may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index and traded on U.S. exchanges or in the U.S. over-the-counter market.

   The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. The costs associated with borrowing may reduce the fund's net income. The fund also may invest in securities of other investment companies and may sell securities short "against the box."

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

   The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

   EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

   Preferred stock has certain fixed income features, like a bond but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

   While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

   INVESTING IN FOREIGN SECURITIES. A fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

   A fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

   ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

   Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

   ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those the sub-adviser has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by a fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

   Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

   Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

   Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and a fund might be unable to dispose of them promptly or at favorable prices.

   The board has delegated the function of making day-to-day determinations of liquidity to the sub-adviser pursuant to guidelines approved by the board. The sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins and the sub-adviser monitor the liquidity of restricted securities in each fund's portfolio and report periodically on such decisions to the board.

   Mitchell Hutchins and the sub-adviser also monitor each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceed its limitation on investments in illiquid securities for any reason, such as a security ceasing to qualify as liquid, changes in relative market values of portfolio securities or shareholder redemptions, Mitchell Hutchins and the sub-adviser will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required immediately to dispose of illiquid securities under the circumstances and Mitchell Hutchins and the sub-adviser, with the concurrence of the board, may determine that it is in the best interests of the fund and its shareholders to continue to hold the illiquid securities.

   MONEY MARKET INSTRUMENTS. Money market instruments in which a fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances); interest-bearing savings deposits in U.S. commercial banks and savings associations; commercial paper and other short-term corporate obligations; variable- and floating-rate securities and repurchase agreements and other investment companies that invest exclusively in money market instruments. In addition, a fund may hold cash and may invest in participation interests in the money market securities mentioned above to the extent that it is permitted to invest in money market instruments.

   U.S. GOVERNMENT SECURITIES. Government securities in which a fund may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the U.S. government securities that may be held by a fund are instruments that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the government-related issuer.

   REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

   Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

   REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

   Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

   LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in that fund's interest.

   Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

   SHORT SALES "AGAINST THE BOX." Each fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and a fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, a fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

   A fund might make a short sale "against the box" to hedge against market risks when the sub-adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in a fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities a fund owns, either directly or indirectly, and in the case where a fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for "delayed delivery," i.e., for issuance or delivery to or by a fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which a fund's total assets, including the value of when-issued and delayed delivery securities it holds, exceeds its net assets.

   A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if the sub-adviser deems it advantageous to do so, which may result in a gain or loss to the fund.

   COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the funds' board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

   INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. A fund may invest in the shares of other investment companies when, in the judment of its sub-adviser, the potential benefits of the investment outweight the payment of any management fees and expenses.

   SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to a fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options and futures.

INVESTMENT LIMITATIONS OF THE FUNDS

   FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

   Each fund will not:

   (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index.

   (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

   (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

   (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

   (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

   (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   In addition, Enhanced S&P 500 Fund will not:

   (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

   The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

   NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

   Each fund will not:

   (1) invest more than 15% of its net assets in illiquid securities.

   (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

   (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

   GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Each fund may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the funds are described below.

   A fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the sub-adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.

   Options on Equity and Debt Securities--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

   Options on Securities Indices--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

   Securities Index Futures Contracts--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.

   Interest Rate Futures Contracts--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

   Options on Futures Contracts--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

   GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. A fund may use Derivative Instruments to simulate investment in its benchmark index while retaining a cash balance for management purposes, such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses. As part of its use of Derivative Instruments for cash management purposes, a fund may attempt to reduce the risk of adverse price movements ("hedge") in the securities of its benchmark index while investing cash received from investor purchases of fund shares or selling securities to meet shareholder redemptions. A fund may also use Derivative Instruments to reduce transaction costs and to facilitate trading.

   Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative

Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

   Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

   A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when the sub-adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when the sub-adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

   Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

   Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

   The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

   In addition to the products, strategies and risks described below and in each fund's Prospectus, the funds' sub-adviser may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The sub-adviser may use these opportunities for a fund to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

   SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

   (1) Successful use of most Derivative Instruments depends upon the ability of a fund's investment adviser to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the sub-adviser is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

   (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

   (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because the sub-adviser projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, a fund could suffer a loss. In either such case, a fund would have been in a better position had it not hedged at all.

   (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

   COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

   Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

   OPTIONS. Each fund may purchase put and call options, and write (sell) covered put or call options on equity and debt securities and stock indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

   The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

   A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

   The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

   The funds' ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

   If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the a could cause material losses because that fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

   A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

   FUTURES. The funds may purchase and sell stock index futures contracts and interest rate future contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

   A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

   No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

   Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

   Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

   Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

   If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

   Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

   LIMITATION ON THE USE OF FUTURES AND RELATED OPTIONS. A fund's use of futures and related options is governed by the following guideline, which can be changed by the board without shareholder vote:

   The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of a fund's net assets.

   ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS
                    AND MANAGEMENT OWNERSHIP OF SECURITIES

   The Trust was formed on December 23, 1999, as a business trust under the laws of Delaware. The Trust has two series and is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share, of existing or future series.

   The Trust is governed by a board of trustees which oversees its operations and which is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                            POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE            TRUST                      DIRECTORSHIPS
 ---------------------    ---------------------  --------------------------------------
Margo N. Alexander*+; 53         Trustee         Mrs. Alexander is Chairman (since
                                                 March 1999), and a director of
                                                 Mitchell Hutchins (since January
                                                 1995), and an executive vice president
                                                 and director of PaineWebber (since
                                                 March 1984). She was chief executive
                                                 officer of Mitchell Hutchins from
                                                 January 1995 to October 2000. Mrs.
                                                 Alexander is president and director or
                                                 trustee of 30 investment companies for
                                                 which Mitchell Hutchins, PaineWebber
                                                 or one of their affiliates serves as
                                                 investment adviser.

Richard Q. Armstrong; 65         Trustee         Mr. Armstrong is chairman and
R.Q.A. Enterprises                               principal of R.Q.A. Enterprises
One Old Church Road                              (management consulting firm) (since
Unit #6                                          April 1991 and principal occupation
Greenwich, CT 06830                              since March 1995). He is also a
                                                 director of AlFresh Beverages Canada,
                                                 Inc. (a Canadian Beverage Subsidiary
                                                 of AlFresh Foods Inc. (since October
                                                 2000.) Mr. Armstrong was chairman of
                                                 the board, chief executive officer and
                                                 co-owner of Adirondack Beverages
                                                 (producer and distributor of soft
                                                 drinks and sparkling/still waters)
                                                 (October 1993-March 1995). He was a
                                                 partner of The New England Consulting
                                                 Group (management consulting firm)
                                                 (December 1992-September 1993). He was
                                                 managing director of LVMH U.S.
                                                 Corporation (U.S. subsidiary of the
                                                 French luxury goods conglomerate,
                                                 Louis Vuitton Moet Hennessey
                                                 Corporation) (1987-1991) and chairman
                                                 of its wine and spirits subsidiary,
                                                 Schieffelin & Somerset Company (1987-
                                                 1991). Mr. Armstrong is a director or
                                                 trustee of 29 investment companies for
                                                 which Mitchell Hutchins, PaineWebber
                                                 or one of their affiliates serves as
                                                 investment adviser.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
 E. Garrett Bewkes,       Trustee and Chairman  Mr. Bewkes serves as a consultant to
  Jr.**+; 74                       of           PaineWebber (since May 1999). Prior to
                         the Board of Trustees  November 2000, he was a director of
                                                Paine Webber Group Inc. ("PW Group,"
                                                formerly the holding company of
                                                PaineWebber and Mitchell Hutchins) and
                                                prior to 1996, he was a consultant to
                                                PW Group. Prior to 1988, he was
                                                chairman of the board, president and
                                                chief executive officer of American
                                                Bakeries Company. Mr. Bewkes is a
                                                director of Interstate Bakeries
                                                Corporation. Mr. Bewkes is a director
                                                or trustee of 40 investment companies
                                                for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

 Richard R. Burt; 53            Trustee         Mr. Burt is chairman of IEP Advisors,
 1275 Pennsylvania Ave,                         LLP (international investments and
 N.W.                                           consulting firm) (since March 1994)
 Washington, DC 20004                           and a partner of McKinsey & Company
                                                (management consulting firm)
                                                (since 1991). He is also a director of
                                                Archer-Daniels-Midland Co.
                                                (agricultural commodities), Hollinger
                                                International Co. (publishing),
                                                Homestake Mining Corp. (gold mining),
                                                six investment companies in the
                                                Deutsche Bank family of funds, nine
                                                investment companies in the Flag
                                                Investors family of funds, The Central
                                                European Fund, Inc. and The Germany
                                                Fund, Inc., vice chairman of Anchor
                                                Gaming (provides technology to gaming
                                                and wagering industry) (since July
                                                1999) and chairman of Weirton Steel
                                                Corp (makes and finishes steel
                                                products) (since April 1996). He was
                                                the chief negotiator in the Strategic
                                                Arms Reduction Talks with the former
                                                Soviet Union (1989-1991) and the U.S.
                                                Ambassador to the Federal Republic of
                                                Germany (1985-1989). Mr. Burt is a
                                                director or trustee of 29 investment
                                                companies for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
 Meyer Feldberg; 58             Trustee         Mr. Feldberg is Dean and Professor of
 Columbia University                            Management of the Graduate School of
 101 Uris Hall                                  Business, Columbia University. Prior
 New York, NY 10027                             to 1989, he was president of the
                                                Illinois Institute of Technology. Dean
                                                Feldberg is also a director of
                                                Primedia Inc. (publishing), Federated
                                                Department Stores, Inc. (operator of
                                                department stores) and Revlon, Inc.
                                                (cosmetics). Dean Feldberg is a
                                                director or trustee of 37 investment
                                                companies for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

 George W. Gowen; 71            Trustee         Mr. Gowen is a partner in the law firm
 666 Third Avenue                               of Dunnington, Bartholow & Miller.
 New York, NY 10017                             Prior to May 1994, he was a partner in
                                                the law firm of Fryer, Ross & Gowen.
                                                Mr. Gowen is a director or trustee of
                                                37 investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

 Frederic V. Malek; 64          Trustee         Mr. Malek is chairman of Thayer
 1455 Pennsylvania Ave,                         Capital Partners (merchant bank) and
 N.W.                                           chairman of Thayer Hotel Investors II
 Suite 350                                      and Lodging Opportunities Fund (hotel
 Washington, DC 20004                           investment partnerships). From January
                                                1992 to November 1992, he was campaign
                                                manager of Bush-Quayle '92. From 1990
                                                to 1992, he was vice chairman and,
                                                from 1989 to 1990, he was president of
                                                Northwest Airlines Inc. and NWA Inc.
                                                (holding company of Northwest Airlines
                                                Inc.). Prior to 1989, he was employed
                                                by the Marriott Corporation (hotels,
                                                restaurants, airline catering and
                                                contract feeding), where he most
                                                recently was an executive vice
                                                president and president of Marriott
                                                Hotels and Resorts. Mr. Malek is also
                                                a director of Aegis Communications,
                                                Inc. (tele-services), American
                                                Management Systems, Inc. (management
                                                consulting and computer related
                                                services), Automatic Data Processing,
                                                Inc., (computing services), CB Richard
                                                Ellis, Inc. (real estate services),
                                                FPL Group, Inc. (electric services),
                                                Global Vacation Group (packaged
                                                vacations), HCR/Manor Care, Inc.
                                                (health care), SAGA Systems, Inc.
                                                (software company) and Northwest
                                                Airlines Inc. Mr. Malek is a director
                                                or trustee of 29 investment companies
                                                for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------

Carl W. Schafer; 65             Trustee         Mr. Schafer is president of the
 66 Witherspoon Street,                         Atlantic Foundation (charitable
 #1100                                          foundation supporting mainly
 Princeton, NJ 08542                            oceanographic exploration and
                                                research). He is a director of Labor
                                                Ready, Inc. (temporary employment),
                                                Roadway Express, Inc. (trucking), The
                                                Guardian Group of Mutual Funds, the
                                                Harding, Loevner Funds, E.I.I. Realty
                                                Trust (investment company), Electronic
                                                Clearing House, Inc. (financial
                                                transactions processing), Frontier Oil
                                                Corporation and Nutraceutix, Inc.
                                                (biotechnology company). Prior to
                                                January 1993, he was chairman of the
                                                Investment Advisory Committee of the
                                                Howard Hughes Medical Institute. Mr.
                                                Schafer is a director or trustee of 29
                                                investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

Brian M. Storms*+; 46    Trustee and President  Mr. Storms is chief executive officer
                                                (since October 2000) and president of
                                                Mitchell Hutchins (since March 1999).
                                                Mr. Storms was president of Prudential
                                                Investments (1996-1999). Prior to
                                                joining Prudential he was a managing
                                                director at Fidelity Investments. Mr.
                                                Storms is a director or trustee of 30
                                                investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

T. Kirkham Barneby*; 54      Vice President     Mr. Barneby is a managing director and
                                                chief investment officer--quantitative
                                                investments of Mitchell Hutchins. Mr.
                                                Barneby is a vice president of 14
                                                investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

Tom Disbrow***; 34         Vice President and   Mr. Disbrow is a first vice president
                          Assistant Treasurer   and a senior manager of the mutual
                                                fund finance department of Mitchell
                                                Hutchins. Prior to November 1999, he
                                                was a vice president of Zweig/Glaser
                                                Advisers. Mr. Disbrow is a vice
                                                president and assistant treasurer of
                                                30 investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

                            POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE            TRUST                      DIRECTORSHIPS
 ---------------------    ---------------------  --------------------------------------
Amy R. Doberman**; 38         Vice President     Ms. Doberman is a senior vice
                                                 president and general counsel of
                                                 Mitchell Hutchins. From December 1996
                                                 through July 2000, she was general
                                                 counsel of Aeltus Investment
                                                 Management, Inc. Prior to working at
                                                 Aeltus, Ms. Doberman was a Division of
                                                 Investment Management Assistant Chief
                                                 Counsel at the SEC. Ms. Doberman is a
                                                 vice president of 29 investment
                                                 companies and a vice president and
                                                 secretary of one investment company
                                                 for which Mitchell Hutchins,
                                                 PaineWebber or one of their affiliates
                                                 serves as investment adviser.

John J. Holmgren****; 62      Vice President     Mr. Holmgren is a managing director of
                                                 Mitchell Hutchins (since August 2000).
                                                 Mr. Holmgren is also president, chief
                                                 executive officer and a director of
                                                 DSI. He is a vice president of two
                                                 investment companies for which
                                                 Mitchell Hutchins, PaineWebber or one
                                                 of their affiliates serves as
                                                 investment adviser.

John J. Holmgren,             Vice President     Mr. Holmgren is a managing director of
 Jr.****; 39                                     Mitchell Hutchins (since August 2000).
                                                 Mr. Holmgren is also executive vice
                                                 president, chief operating officer, a
                                                 portfolio manager and a director of
                                                 DSI. Prior to January 1997, he was
                                                 president of DSC Data Services, Inc.,
                                                 a consulting firm. Mr. Holmgren is a
                                                 vice president of two investment
                                                 companies for which Mitchell Hutchins,
                                                 PaineWebber or one of their affiliates
                                                 serves as investment adviser.

John J. Lee***; 32          Vice President and   Mr. Lee is a vice president and a
                           Assistant Treasurer   manager of the mutual fund finance
                                                 department of Mitchell Hutchins. Prior
                                                 to September 1997, he was an audit
                                                 manager in the financial services
                                                 practice of Ernst & Young LLP. Mr. Lee
                                                 is a vice president and assistant
                                                 treasurer of 30 investment companies
                                                 for which Mitchell Hutchins,
                                                 PaineWebber or one of their affiliates
                                                 serves as investment adviser.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
Kevin J. Mahoney***; 35    Vice President and   Mr. Mahoney is a first vice president
                          Assistant Treasurer   and a senior manager of the mutual
                                                fund finance department of Mitchell
                                                Hutchins. From August 1996 through
                                                March 1999, he was the manager of the
                                                mutual fund internal control group of
                                                Salomon Smith Barney. Prior to August
                                                1996, he was an associate and
                                                assistant treasurer for BlackRock
                                                Financial Management L.P. Mr. Mahoney
                                                is a vice president and assistant
                                                treasurer of 30 investment companies
                                                for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

Ann E. Moran***; 43        Vice President and   Ms. Moran is a vice president and a
                          Assistant Treasurer   manager of the mutual fund finance
                                                department of Mitchell Hutchins. Ms.
                                                Moran is a vice president and
                                                assistant treasurer of 30 investment
                                                companies for which Mitchell Hutchins,
                                                PaineWebber or one of their affiliates
                                                serves as investment adviser.

Dianne E. O'Donnell**;     Vice President and   Ms. O'Donnell is a senior vice
 48                            Secretary        president and deputy general counsel
                                                of Mitchell Hutchins. Ms. O'Donnell is
                                                a vice president and secretary of 29
                                                investment companies and a vice
                                                president and assistant secretary of
                                                one investment company for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

Paul H. Schubert***; 38    Vice President and   Mr. Schubert is a senior vice
                               Treasurer        president and director of the mutual
                                                fund finance department of Mitchell
                                                Hutchins. Mr. Schubert is a vice
                                                president and treasurer of 30
                                                investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

Barney A.                  Vice President and   Mr. Taglialatela is a vice president
 Taglialatela***; 39      Assistant Treasurer   and a manager of the mutual fund
                                                finance department of Mitchell
                                                Hutchins. Mr. Taglialatela is a vice
                                                president and assistant treasurer of
                                                30 investment companies for which
                                                Mitchell Hutchins, PaineWebber or one
                                                of their affiliates serves as
                                                investment adviser.

                         POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE          TRUST                      DIRECTORSHIPS
---------------------  ---------------------  --------------------------------------
Keith A. Weller**; 39    Vice President and   Mr. Weller is a first vice president
                        Assistant Secretary   and senior associate general counsel
                                              of Mitchell Hutchins. Mr. Weller is a
                                              vice president and assistant secretary
                                              of 30 investment companies for which
                                              Mitchell Hutchins, PaineWebber or one
                                              of their affiliates serves as
                                              investment adviser.

--------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998

**** This person's business address is 301 Merritt 7, Norwalk, Connecticut
     06851.

+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins and PaineWebber.

   The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series and $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has two series and thus pays each such trustee $2,000 annually, plus any additional annual amounts due for board or committee meetings. All trustees are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the funds, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

   The table below includes certain information relating to the estimated compensation of the Trust's current board members from the Trust and the compensation of those board members from all PaineWebber funds during the periods indicated.

                              COMPENSATION TABLE+

                                        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                     AGGREGATE COMPENSATION      FROM THE
        NAME OF PERSON, POSITION        FROM THE TRUST*       FUND COMPLEX**
        ------------------------     ---------------------- ------------------
    Richard Q. Armstrong,
     Trustee........................         $3,500              $108,232
    Richard R. Burt,
     Trustee........................          3,500               108,232
    Meyer Feldberg,
     Trustee........................          3,500               173,982
    George W. Gowen,
     Trustee........................          4,250               173,982
    Frederic V. Malek,
     Trustee........................          3,500               108,232
    Carl W. Schafer,
     Trustee........................          3,500               106,372

--------

+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents estimated aggregate annual compensation to be paid by the Trust to each trustee indicated during its initial full fiscal year.

** Represents total compensation paid during the calendar year ended December
   31, 2000, to each trustee by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

   As of December 31, 2000, trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of a Fund.

   As of December 31, 2000, the funds' records showed the following shareholders as owning 5% or more of any class of a funds' shares. Management is not aware of any other person who owns beneficially 5% or more of any class of a fund's shares.

                                                  PERCENTAGE OF CLASS A SHARES
    NAME AND ADDRESS*                             OWNED AS OF DECEMBER 31, 2000
    -----------------                            ------------------------------
    ENHANCED S&P 500 FUND
    Robert J. Sims, Jr. and Susan Sims, Joint
     Owners.....................................              5.64%
    Carn & Co. Handy Hardware Wholesale 401(k)
     Plan
     Attn: Mutual funds -- Star.................              7.05%
    William Cadogan.............................             26.26%
    Wachovia Bank NA FBO VIT Pension............              7.87%

                                                  PERCENTAGE OF CLASS Y SHARES
    NAME AND ADDRESS*                             OWNED AS OF DECEMBER 31, 2000
    -----------------                            ------------------------------
    ENHANCED S&P 500 FUND
    James F. Haynes Rollover IRA Account........              6.15%
    James D. Rock...............................             19.32%
    ENHANCED NASDAQ-100 FUND
    Charlsia L. Brown, Trustee for Sam R. Brown
     Irrevocable Educational & Life Insurance
     Trust......................................              5.36%

--------

* The shareholders listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.

       INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

   INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each fund pursuant to an investment advisory and administration contract ("Advisory Contract") with the Trust. Under the Advisory Contract, Enhanced S&P 500 Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.40% of average daily net assets and Enhanced Nasdaq-100 Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.75% of average daily net assets.

   During the period April 26, 2000 (commencement of operations) through September 30, 2000, Mitchell Hutchins earned (or accrued) advisory and administration fees in the amounts set forth below:

    Enhanced S&P 500 Fund............................................. $ 29,561
    Enhanced Nasdaq-100 Fund..........................................  214,036

   Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific series of the Trust are allocated among series by or under the direction of the Trust's board in such manner as the board deems fair and equitable. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of a fund's shares under federal and/or state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities;
(22) interest on borrowings of the fund; and (23) fees or expenses related to license agreements with respect to securities indices.

   Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically for a fund upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.

   The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Under separate sub-advisory contracts (each a "Sub-Advisory Contract")

DSI International Management, Inc. serves as sub-adviser for each fund. Under the applicable Sub-Advisory Contract, Mitchell Hutchins (not the fund) pays DSI a fee in the annual amount of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund.

   During the period April 26, 2000 (commencement of operations) through September 30, 2000, Mitchell Hutchins (not the funds) paid DSI sub-advisory fees in the amounts set forth below:

    Enhanced S&P 500 Fund.............................................. $ 5,912
    Enhanced Nasdaq-100 Fund...........................................  74,913

   Under each Sub-Advisory Contract, DSI will not be liable for any error or judgment or mistake of law or for any loss suffered by the Trust, a fund, its shareholders or Mitchell Hutchins in connection with each Sub-Advisory Contract, except any liability to any of them to which DSI would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under each Sub-Advisory Contract. Each Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' notice to DSI, or by DSI on 120 days' notice to Mitchell Hutchins. Each Sub-Advisory Contract also may be terminated by Mitchell Hutchins (1) upon material breach by DSI of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of the breach, (2) if DSI becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) upon 120 days' notice to DSI.

   SECURITIES LENDING. During the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds did not participate in the securities lending program and so paid no fees to PaineWebber for its services as securities lending agent..

   NET ASSETS. The following table shows the approximate net assets as of December 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
                            INVESTMENT CATEGORY                        ($ MIL)
                            -------------------                       ----------
       Domestic (excluding Money Market)............................. $ 7,957.2
       Global........................................................   4,588.6
       Equity/Balanced...............................................   8,494.8
       Fixed Income (excluding Money Market).........................   4,051.0
       Taxable Fixed Income..........................................   2,650.3
       Tax-Free Fixed Income.........................................   1,400.7
       Money Market Funds............................................  47,578.9

   PERSONAL TRADING POLICIES. The funds, Mitchell Hutchins and DSI each have adopted a code of ethics under rule 17f-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

   DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each fund under a distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the funds. Shares of each fund are offered continuously. Under a dealer agreement between Mitchell Hutchins and PaineWebber relating to each class of shares of the funds ("PW Dealer Agreement"), PaineWebber and its correspondent firms sell the funds' shares. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028.

   Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, Enhanced S&P 500 Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.40% of the average daily net assets of the Class B shares and Class C shares, respectively. Under the Class B Plan and the Class C Plan, Enhanced Nasdaq-100 Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively. There is no distribution plan with respect to the funds' Class Y shares, and the funds pay no service or distribution fees with respect to their Class Y shares.

   Mitchell Hutchins uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

   Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

   . Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

   . Offset a fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

   PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

   Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

   The Plans for Class A, Class B and Class C shares and the Distribution Contract specify that each fund must pay service and distribution fees to Mitchell Hutchins for its service and distribution activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

   Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the

Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the applicable class of a fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

   In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each class of a fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

   The funds paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C plans during the period April 26, 2000 (commencement of operations) through September 30, 2000:

                                                      ENHANCED      ENHANCED
                                                    S&P 500 FUND NASDAQ-100 FUND
                                                    ------------ ---------------
    Class A........................................   $ 9,129       $ 20,438
    Class B........................................   $16,840       $123,598
    Class C........................................   $ 6,791       $ 75,253

   Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the period April 26, 2000 (commencement of operations) through September 30, 2000:

                                                    ENHANCED      ENHANCED
                                                  S&P 500 FUND NASDAQ-100 FUND
                                                  ------------ ---------------
    CLASS A
    Marketing and Advertising....................   $49,739        $33,065
    Amortization of commissions..................   $     0        $     0
    Printing of Prospectuses and SAIs............   $ 1,856        $ 1,234
    Branch network costs allocated and interest
     expense.....................................   $24,992        $21,693
    Service fees paid to PaineWebber
    Financial Advisers...........................   $ 3,469        $ 7,767

    CLASS B
    Marketing and Advertising....................   $32,498        $49,407
    Amortization of commissions..................   $12,277        $59,285
    Printing of Prospectuses and SAIs............   $ 1,213        $ 1,844
    Branch network costs allocated and interest
     expense.....................................   $16,329        $32,416
    Service fees paid to PaineWebber
    Financial Advisers...........................   $ 2,462        $11,741

    CLASS C
    Marketing and Advertising....................   $10,310        $30,318
    Amortization of commissions..................   $ 1,370        $21,447
    Printing of Prospectuses and SAIs............   $   385        $ 1,132
    Branch network costs allocated and interest
     expense.....................................   $ 5,179        $19,891
    Service fees paid to PaineWebber
    Financial Advisers...........................   $   857        $ 7,149

   "Marketing and Advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing each fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of each fund's shares, including the PaineWebber retail branch system.

   In approving each fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

   In approving the Class A Plan for each fund, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

   In approving the Class B Plan for each fund, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

   In approving the Class C Plan for each fund, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and
(7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, except within one year after purchase, was conditioned upon its expectation of being compensated under the Class C Plan.

   With respect to each Plan, the board considered for each fund all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of each fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

   Under the Distribution Contract, for the period set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges for Class A shares and retained the following approximate amounts, net of reallowances to PaineWebber as dealer.

                                                                FOR THE PERIOD
                                                                APRIL 26, 2000
                                                                   THROUGH
                                                              SEPTEMBER 30, 2000
                                                              ------------------
   ENHANCED S&P 500 FUND
     Earned..................................................      $ 94,542
     Retained................................................      $ 72,823
   ENHANCED NASDAQ-100 FUND
     Earned..................................................      $491,131
     Retained................................................      $312,353

   Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the period April 26, 2000 through September 30, 2000:

                                                             ENHANCED  ENHANCED
                                                             S&P 500  NASDAQ-100
                                                               FUND      FUND
                                                             -------- ----------
Class A.....................................................  $    0   $     0
Class B.....................................................  $2,690   $18,227
Class C.....................................................  $  274   $ 6,410

                            PORTFOLIO TRANSACTIONS

   Subject to policies established by the board, the sub-adviser is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-adviser seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

   During the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds paid the following brokerage commissions:

    Enhanced S&P 500 Fund.............................................. $39,372
    Enhanced Nasdaq-100 Fund........................................... $21,755

   The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

   During the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds paid no brokerage commissions to PaineWebber.

   Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

   In selecting brokers, the sub-adviser will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of the board, the sub-adviser may cause a fund to purchase and sell portfolio securities through brokers who provide the sub-adviser with brokerage or research services. A fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-adviser determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-adviser to that fund and its other clients.

   Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

   During the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds directed no portfolio transactions to brokers chosen because they provide research, analysis, advice and similar services.

   For purchases or sales with broker-dealer firms that act as principal, the sub-adviser seeks best execution. Although the sub-adviser may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-adviser may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

   Research services and information received from brokers or dealers are supplemental to the sub-adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effect securities transactions may be used by the sub-adviser in advising other funds or accounts and, conversely, research services furnished to the sub-adviser by brokers or dealers in connection with other funds or accounts that it advises may be used in advising a fund.

   Investment decisions for a fund and for other investment accounts managed by the sub-adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the funds.

   The funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the funds.

   During the period ended September 30, 2000, Enhanced Nasdaq-100 Fund did not own securities issued by its regular broker-dealers, Enhanced S&P 500 Fund owned securities issued by its regular broker-dealers as follows:

ENHANCED S&P 500 FUND

    ISSUER                                            TYPE OF SECURITY  VALUE
    ------                                            ---------------- --------
    Bear Stearns Co., Inc. ..........................   Common Stock   $ 12,600
    Charles Schwab Corp. ............................   Common Stock     72,775
    Lehman Brothers Holdings, Inc. ..................   Common Stock     29,550
    Merrill Lynch & Co., Inc. .......................   Common Stock     79,200
    Morgan Stanley Dean Witter & Co. ................   Common Stock    182,875
    T. Rowe Price & Associates, Inc. ................   Common Stock     14,081

   PORTFOLIO TURNOVER. Each fund's annual portfolio turnover rate may vary greatly from year to year but will not be a limiting factor in the funds' operations. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

   The funds' respective portfolio turnover rates for the period shown were:

                                                   FOR THE PERIOD APRIL 26, 2000
    FUND                                            THROUGH SEPTEMBER 30, 2000
    ----                                           -----------------------------
    Enhanced S&P 500 Fund.........................              74%
    Enhanced Nasdaq-100 Fund......................               5%

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                        INFORMATION AND OTHER SERVICES

   WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES--CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

   . Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity"s sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

   . Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

   . Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

   . Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

   In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge (of 1% of the offering price or the net asset value of the shares at the time of sale) by the shareholder, whichever is less, is imposed.

   COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

   An "eligible group of related fund investors" can consist of any combination of the following:

   (a) an individual, that individual's spouse, parents and children;

   (b) an individual and his or her individual retirement account ("IRA");

   (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

   (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

   (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

   (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

   (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

   (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

   RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

   REINSTATEMENT PRIVILEGE--CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying PFPC Inc. ("PFPC") of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised, however a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes--Special Rules for Class A Shareholders" below.

   PURCHASES OF CLASS A SHARES THROUGH THE PAINEWEBBER INSIGHTONE/SM/ PROGRAM. Investors who purchase shares through the PaineWebber InsightOne/SM/ Program are eligible to purchase Class A shares without a sales load. The PaineWebber InsightOneSM Program offers a nondiscretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.5% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

   WAIVERS OF CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

   PURCHASES OF CLASS Y SHARES THROUGH THE PACESM MULTI ADVISOR PROGRAM. An investor who participates in the PACESM Multi Advisor Program is eligible to purchase Class Y shares. The PACESM Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE/SM/ Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

   PAYMENTS BY MITCHELL HUTCHINS--CLASS Y SHARES. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As distributor of the Class Y shares, Mitchell Hutchins may, from time to time, make payments out of its own resources to PaineWebber and other dealers who sell Class Y shares to shareholders who buy $10 million or more of PACE or PaineWebber fund shares at any one time.

   PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(K) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan for employees of PaineWebber and certain of its affiliates, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-PWEBBER (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

   ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with a fund's investment objective, policies and restrictions.

   If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing a fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

   The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

   SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

   AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since an automatic investment plan involves continuous investing regardless of price levels. An investor should consider whether a large, single investment in Class B or Class C shares would qualify for Class A sales load reductions.

   SYSTEMATIC WITHDRAWAL PLAN--CLASS A, CLASS B AND CLASS C SHARES. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

   . Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

   . Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

   Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

   An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A and Class C shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in a fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

   INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

   TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT/(R)/ (RMA)/(R)/

   Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

   To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

   The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

   PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time. In deciding whether to use dollar cost averaging, an investor should also consider whether a large, single investment in Class B or Class C shares would qualify for Class A sales load reductions.

   PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

   . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Platinum MasterCard/(R)/ transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

   . comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

   . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio,

       RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund;

   . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

   . Platinum MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Platinum MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

   . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

   . unlimited electronic funds transfers and bill payment service for an additional fee;

   . expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

   . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

   The annual account fee for an RMA account is $85, which includes the Platinum MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Platinum MasterCard.

                         CONVERSION OF CLASS B SHARES

   Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset value per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of the Class B shares occurs. For this purpose, the date of initial issuance means (1) the date on which such Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

   The conversion feature is conditioned on the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. Mitchell Hutchins has no reason to believe that this condition will not continue to be met. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to their higher ongoing expenses beyond six years from the date of purchase.

                              VALUATION OF SHARES

   Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business

Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the sub-adviser as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the sub-adviser, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

   In determining the approximate market value of portfolio instruments, the Trust may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

   The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   Total Return Calculations. Average annual total return quotes
("Standardized Return") used in the funds' Performance Advertisements are calculated according to the following formula:

 P(1 + T)/n/= ERV
   where:  P= a hypothetical initial payment of $1,000 to purchase shares of a specified class
           T= average annual total return of shares of that class n= number of years
         ERV= ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

   Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 3.0% sales charge for Enhanced S&P 500 Fund or 4.5% sales charge for Enhanced Nasdaq-100 Fund is deducted from the initial $1,000 payment, for Class B shares, the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period is deducted and, for Class C shares, the applicable contingent deferred sales charge is imposed on a redemption of Class C shares held for a one year period or less. All dividends and other distributions are assumed to have been reinvested at net asset value.

   The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

   The following tables show performance information for each class of the funds' shares outstanding for the periods indicated.

                          ENHANCED S&P 500 FUND

      CLASS                              CLASS A   CLASS B   CLASS C   CLASS Y
    (INCEPTION DATE)                    (4/26/00) (4/26/00) (4/26/00) (4/26/00)
    ----------------                    --------- --------- --------- ---------
    Inception to September 30, 2000:
      Standardized Return*.............  (6.01)%   (6.10)%   (3.83)%   (2.90)%
      Non-Standardized Return..........  (3.10)%   (3.20)%   (3.20)%   (2.90)%

                         ENHANCED NASDAQ-100 FUND

      CLASS                              CLASS A   CLASS B   CLASS C   CLASS Y
    (INCEPTION DATE)                    (4/26/00) (4/26/00) (4/26/00) (4/26/00)
    ----------------                    --------- --------- --------- ---------
    Inception to September 30, 2000:
      Standardized Return*.............  (6.11)%   (6.90)%    (2.98)%  (1.60)%
      Non-Standardized Return..........  (1.70)%   (2.00)%    (2.00)%  (1.60)%

--------

* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 3% for Enhanced S&P 500 Fund and 4.5% for Enhanced Nasdaq-100 Fund. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

   OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or its Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Standard & Poor's 500 Composite Stock Index ("S&P 500"), the Standard & Poor's 600 Small-Cap Index, the Standard & Poor's 400 Mid-Cap Index, the Dow Jones Industrial Average ("DJIA"), the Nasdaq Composite Index, the Nasdaq-100 Index, the Russell 2000 Index, the Russell 1000 Index (including Value and Growth sub-indexes), the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE

WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

   The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

   The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

   The funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

   Date S&P 500 TR   U.S. LT Gvt TR U.S. 30 Day TBill TR  U.S. Inflation

1925          10,000.00              10,000.00        10,000.00     10,000.00
1926          11,162.39              10,776.94        10.326.65      9,851.03
1927          15,347.01              11,739.09        10,649.32      9,646.20
1928          22,039.60              11,751.29        11,028.22      9,553.09
1929          20,184.89              12,153.34        11,551.84      9,571.72
1930          15,159.48              12,719.49        11,830.28      8,994.45
1931           8,689.88              12,044.17        11,967.22      8,137.82
1932           7,886.13              14,072.68        12,072.21      7,299.83
1933          12,143.86              14,082.25        12,108.12      7,337.07
1934          11,968.68              15,472.12        12,127.84      7,486.06
1935          17,873.97              16,243.27        12,148.29      7,709.52
1936          23,669.21              17,463.98        12,169,84      7,802.64
1937          15,378.71              17,504.49        12,207.32      8,044.73
1938          20,164.62              18,472.89        12,205.34      7,821.27
1939          20,081.98              19,570.17        12,207.84      7,784.02
1940          18,117.08              20,761.38        12,208.43      7,858.52
1941          18,016.93              20,955.05        12,215.72      8,822.03
1942          19,274.82              21,629.41        12,248.46      9,422.75
1943          24,266.95              22,080.23        12,290.98      9,720.69
1944          29,060.29              22,701.72        12,331.60      9,825.63
1945          39,648.73              25,138.61        12.372.24     10,149.00
1946          38,448.56              25,113.03        12,415.93     11 982.56
1947          38,529.03              24,454.30        12,478.43     13,072.66
1948          40,648.57              25,285.43        12,579.65     13,426.47
1949          48,287.45              26,918.01        12,718.36     13,184.38
1950          63,600.83              28,931.95        12,870.42     13,947.88
1951          78,875.47              26,873.16        13,062.55     14,767.25
1952          93,362.88              28,173.35        13,278.87     14,897.61
1953          92,439.36              27,125.25        13,627.04     14,990.72
1954         141,084.30              29,074.81        13,637.85     14,916.24
1955         185,614.31              28,698.98        13,852.48     14,972.10
1956         197,783.08              27,095.71        14,193.12     16,400.38
1957         176,457.22              29,118.62        14,638.65     16,865.94
1958         252,975.49              27,342.33        14,864.30     16,145.28
1959         283,219.01              26,725.14        15,303.09     16,387.34
1960         284,549.07              30,407.48        15,710.58     16,629.43
1961         361,059.97              30,703.48        16,044.66     16,741.18
1962         329,544.86              32,817.93        16,483.27     16,946.02
1963         404,685.04              33,218.07        16,996.97     17,225.36
1964         471,388.06              34,380.67        17,597.94     17,430.24
1965         530,080.79              34,624.67        18,289.05     17,785.43
1966         476,737.29              35,889.09        19,159.48     18,361.32
1967         591,036.25              32,594.07        19,966.10     18,919.96
1968         656,415.40              32,509.25        21,005.49     19,813.85
1969         600,590.17              30,859.83        22,388.45     21,024.28
1970         624,653.19              34,595.70        23,649.28     22,178.86
1971         713,980.75              39,172.81        24,895.36     22,923.78
1972         849,600.93              41,399.96        25,851.32     23,705.81
1973         724,804.78              40,941.74        27,642.90     25,791.62
1974         532,968.88              42,724.56        29,855.18     28,938.78
1975         731,365.37              46,653.47        31,587.85     30,968.99
1976         906,384.62              54,470.22        33,193.31     32,468.38
1977         841,505.76              54,095.35        34,892.88     34,655.79
1978         896,800.96              53,468.42        37,398.47     37,784,29
1979       1,063,692.01              52,798.73        41,279.02     42,812.22
1980       1,409,434.02              50,714.96        45,916.93     48,119.53
1981       1,340,044.07              51,657.12        52,870.79     52,421.28
1982       1,628,773.90              72,506.62        58,223.92     54,450.84
1983       1,996,150.90              72,979.19        83,346.65     56,518.01
1984       2,121,384.45              84,274.13        89,585.90     58,752.67
1985       2,794,432.38             110,371.13        74,960.23     60,968.05
1986       3,316,015.80             137,446.10        79,579.60     61,656.90
1987       3,490,127.20             133,716.73        83,929.10     64,375.67
1988       4,069,780.39             146,650.06        89,256.76     67,220.69
1989       5,359,334.11             173,216.18        96,727.93     70,344.83
1990       6,192,971.88             183,924.22       104,285.74     74,640.08
1991       6,775,048.41             219,420.47       110,120.81     76,927.25
1992       7,291,265.52             237,092.29       113,981.99     79,168.85
1993       8,026,130.50             280,338.97       117,283.97     81,334.25
1994       8,132,111.92             258,555.54       121,862.11     83,509.80
1995      11,187,972.53             340,435.81       126,680.84     85,629.73
1996      13,756,765.16             337,265.16       135,381.34     88,474.75
1997      18,346,477.29             390,735.67       142,498.37     91,431,35
1998      23,589,639.22             441,776.77       149,418.88     91,431.35
1999      28,553,263.24             402,176.99       156,414.28     93,885.88
2000      25,953,653.27             488,560.50       166,632.11     97,514.32

Source: Stocks, Bonds, Bills and Inflation 2000 Yearbook(TM), Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

   The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. These returns do not account for transaction costs. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index.
The indexes are unmanaged and are not available for investment.

   Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From January 1, 1926 to December 31, 2000, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $25,953,663, significantly more than any other investment.

                                     TAXES

   BACKUP WITHHOLDING. Each fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

   SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of either fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

   SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a fund or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

   CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

   QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders). If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

   OTHER INFORMATION. Dividends and other distributions a fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.

   A portion of the dividends from each fund's investment company taxable income (whether paid in cash or in fund additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

   If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

   Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

   The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures derived by the fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirements.

   Offsetting positions a fund holds or enters into in any actively traded security, option or futures may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

   When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

   If a fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

   The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                               OTHER INFORMATION

   DELAWARE BUSINESS TRUST. The Trust is an entity of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from each fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

   Delaware law gives shareholders of the Trust the right to obtain a current list of the names and last known mailing address of the Trust's other shareholders, subject to reasonable standards established by the board governing the time, location and expense of providing the relevant information and documents.

   CLASSES OF SHARES. A share of each class of each fund represents an identical interest in its investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of a fund will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

   VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the trustees of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class.

   The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of the trustee at the written request of holders of 10% of the outstanding shares of the Trust.

   CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses to the specific classes of that fund's shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

   CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

   COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

   AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                           FINANCIAL STATEMENTS

   The funds' Annual Report to shareholders for their last fiscal year ended September 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

(C)2001 PaineWebber Incorporated. All rights reserved.


                                                                     PaineWebber
                                                           Enhanced S&P 500 Fund

                                                        Enhanced Nasdaq-100 Fund




--------------------------------------------------------------------------------

                                             Statement of Additional Information

                                                           February 1, 2001

--------------------------------------------------------------------------------

                                                                     PAINEWEBBER

                          PART C.  OTHER INFORMATION
                          --------------------------

Item 23.  Exhibits
          --------


(1)  (a)  Trust Instrument 1/

     (b)  Amendment to Trust Instrument effective February 8, 2000 2/

(2)  By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/


(4)  (a)  Investment Advisory and Administration Contract (filed herewith)

     (b) Sub-Advisory Contract with DSI International Management, Inc. relating to PaineWebber Enhanced S&P 500 Fund (filed herewith)

     (c) Sub-Advisory Contract with DSI International Management, Inc. relating to PaineWebber Enhanced Nasdaq-100 Fund (filed herewith)


(5)  (a)  Distribution Contract (filed herewith)

     (b)  Dealer Agreement (filed herewith)

(6)  Bonus, profit sharing or pension plans - none


(7)  Custodian Agreement (filed herewith)


(8)  Form of Transfer Agency Agreement (filed herewith)


(9)  Opinion and consent of counsel (filed herewith)


(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

(11) Financial Statements omitted from Part B - none


(12) Letter of investment intent 2/


(13) (a) Rule 12b-1 Plan of Distribution with respect to Class A Shares (filed herewith)

     (b) Rule 12b-1 Plan of Distribution with respect to Class B Shares (filed herewith)

     (c) Rule 12b-1 Plan of Distribution with respect to Class C Shares (filed herewith)


(14) Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)


(15) (a) Code of Ethics for Mitchell Hutchins Securities Trust and Mitchell Hutchins Asset Management Inc. 4/

     (b) Code of Ethics for DSI International Management, Inc. (filed herewith)


_________________________


1/ Incorporated by Registrant's initial registration statement, SEC File No. 333-94065, filed December 23, 1999.

2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement , SEC File No. 333-94065, filed March 7, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.


4/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------


          None.

Item 25.  Indemnification
          ---------------

          Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

          Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.


          Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Each sub-advisory contract contains similar provisions with respect to the sub-adviser. Section 10 of the Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.


          Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.


         Section 9 of the Dealer Agreement contains provisions similar to
Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------


         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") which is, in turn, a wholly owned indirect subsidiary of UBS AG. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.


         DSI International Management, Inc. ("DSI"), a Delaware corporation, is a registered investment adviser and is also a wholly owned subsidiary of PaineWebber. DSI is primarily engaged in the investment advisory business. Information as to the officers and directors of DSI is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-30558), and is incorporated herein by reference.


Item 27. Principal Underwriters
         ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:


         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.

         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY  SERIES

         MITCHELL HUTCHINS SECURITIES TRUST
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST

     PAINEWEBBER MANAGED INVESTMENTS TRUST
     PAINEWEBBER MASTER SERIES, INC.
     PAINEWEBBER MUNICIPAL SERIES
     PAINEWEBBER MUTUAL FUND TRUST
     PAINEWEBBER OLYMPUS FUND
     PAINEWEBBER SECURITIES TRUST
     STRATEGIC GLOBAL INCOME FUND, INC.
     2002 TARGET TERM TRUST INC.

     b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.


                                                                                       Positions and Offices With
            Name                 Positions and Offices With Registrant                    Underwriter or Dealer
----------------------------  --------------------------------------------  -------------------------------------------------
Margo N. Alexander*                             Trustee                     Chairman and a Director of Mitchell Hutchins and
                                                                            an Executive Vice President and Director of
                                                                            PaineWebber
Brian M. Storms*                         Trustee and President              Chief Executive Officer and President of
                                                                            Mitchell Hutchins
T. Kirkham Barneby*                          Vice President                 Managing Director and Chief Investment Officer -
                                                                            Quantitative Investments of Mitchell Hutchins
Thomas Disbrow***                Vice President and Assistant Treasurer     First Vice President and a Senior Manager of the
                                                                            Mutual Fund Finance Department of Mitchell
                                                                            Hutchins
Amy R. Doberman**                            Vice President                 Senior Vice President and General Counsel of
                                                                            Mitchell Hutchins
John J. Holmgren****                         Vice President                 Managing Director of Mitchell Hutchins
John J. Holmgren, Jr. ****                   Vice President                 Managing Director of Mitchell Hutchins
John J. Lee***                   Vice President and Assistant Treasurer     Vice President and a Manager of the Mutual Fund
                                                                            Finance Department of Mitchell Hutchins
Kevin J. Mahoney***              Vice President and Assistant Treasurer     First Vice President and a Senior Manager of the
                                                                            Mutual Fund Finance Department of Mitchell
                                                                            Hutchins
Ann E. Moran***                  Vice President and Assistant Treasurer     Vice President and a Manager of the Mutual Fund
                                                                            Finance Department of Mitchell Hutchins
Dianne E. O'Donnell**                 Vice President and Secretary          Senior Vice President and Deputy General Counsel
                                                                            of Mitchell Hutchins
Paul H. Schubert***                   Vice President and Treasurer          Senior Vice President and Director of the Mutual
                                                                            Fund Finance Department of Mitchell Hutchins

                                                                                       Positions and Offices With
            Name                 Positions and Offices With Registrant                    Underwriter or Dealer
----------------------------  --------------------------------------------  -------------------------------------------------

Barney A. Taglialatela***        Vice President and Assistant Treasurer     Vice President and a Manager of the Mutual Fund
                                                                            Finance Department of Mitchell Hutchins
Keith A. Weller**                Vice President and Assistant Secretary     First Vice President and Senior Associate
                                                                            General Counsel of Mitchell Hutchins

_____________

* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
** The business address of this person is 1285 Avenue of the Americas, New York, New York 10019.
*** The business address of this person is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998
**** The business address of this person is 301 Merritt 7, Norwalk, Connecticut 06851.

         c)   None

Item 28. Location of Accounts and Records
         --------------------------------

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         None.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of January, 2001.

                               MITCHELL HUTCHINS SECURITIES TRUST

                               By: /s/ Dianne E. O'Donnell
                                   -----------------------
                                   Dianne E. O'Donnell
                                   Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                                 Date
---------                    -----                                 ----
/s/ Brian M. Storms          President and Trustee                 January 30, 2001
--------------------------   (Chief Executive Officer)
Brian M. Storms*

/s/ E. Garrett Bewkes, Jr.   Trustee and Chairman                  January 30, 2001
--------------------------   of the Board of Trustees
E. Garrett Bewkes, Jr. **

/s/ Margo N. Alexander       Trustee                               January 30, 2001
--------------------------
Margo N. Alexander **

/s/ Richard Q. Armstrong     Trustee                               January 30, 2001
--------------------------
Richard Q. Armstrong **

/s/ Richard R. Burt          Trustee                               January 30, 2001
--------------------------
Richard R. Burt **

/s/ Meyer Feldberg           Trustee                               January 30, 2001
--------------------------
Meyer Feldberg **

/s/ George W. Gowen          Trustee                               January 30, 2001
--------------------------
George W. Gowen **

/s/ Frederic V. Malek        Trustee                               January 30, 2001
--------------------------
Frederic V. Malek **

/s/ Carl W. Schafer          Trustee                               January 30, 2001
--------------------------
Carl W. Schafer **

/s/ Paul H. Schubert         Vice President and Treasurer (Chief   January 30, 2001
--------------------------   Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit No. 16 to Post-Effective Amendment No. 28 to the registration statement of PaineWebber Securities Trust, SEC File 33-55374, filed November 30, 2000.

** Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated March 6, 2000 and incorporated by reference from Pre-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins SecuritiesTrust, SEC File 333-94065, filed March 7, 2000.

                      MITCHELL HUTCHINS SECURITIES TRUST

                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------


(1)       (a)       Trust Instrument /1/

          (b)       Amendment to Trust Instrument effective February 8, 2000
                    /2/

(2)       By-Laws /1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest /3/

(4)       (a)       Investment Advisory and Administration Contract (filed
                    herewith)

          (b) Sub-Advisory Contract with DSI International Management, Inc. relating to PaineWebber Enhanced S&P 500 Fund (filed herewith)

          (c) Sub-Advisory Contract with DSI International Management, Inc. relating to PaineWebber Enhanced Nasdaq-100 Fund (filed herewith)

(5)       (a)       Distribution Contract (filed herewith)

          (b)       Dealer Agreement (filed herewith)

(6)       Bonus, profit sharing or pension plans - none

(7)       Custodian Agreement (filed herewith)

(8)       Form of Transfer Agency Agreement (filed herewith)

(9)       Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

(11)      Financial Statements omitted from Part B - none

(12)      Letter of investment intent /2/

(13)      (a)       Rule 12b-1 Plan of Distribution with respect to Class A
                    Shares (filed herewith)

          (b) Rule 12b-1 Plan of Distribution with respect to Class B Shares (filed herewith)

          (c) Rule 12b-1 Plan of Distribution with respect to Class C Shares (filed herewith)

(14)      Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

(15)      (a)       Code of Ethics for Mitchell Hutchins Securities Trust and
                    Mitchell Hutchins Asset Management Inc. /4/

          (b) Code of Ethics for DSI International Management, Inc. (filed herewith)

__________________________________

/1/ Incorporated by Registrant's initial registration statement, SEC File No. 333-94065, filed December 23, 1999.

/2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-94065, filed March 7, 2000.

/3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

/4/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.